Intangible Assets, Net	12 Months Ended
Dec. 31, 2015
Intangible Assets, Net
Intangible Assets, Net

8. Intangible Assets, Net

Intangible assets subject to amortization are comprised of the following:

As of December 31,
2015
$
Customer contracts	9,702,600
Less: Accumulated amortization	(1,270,579)

Intangible assets subject to amortization, net	8,432,021

Amortization expense was nil, nil and $1,270,579 for the years ended December 31, 2013, 2014 and 2015, respectively.

The Group expects to record amortization expense of $2,772,171, $2,772,171, $2,772,171 and $115,508 for the years ending December 31, 2016, 2017, 2018 and 2019, respectively.